Supplementary Financial Statement Information (Tables)	12 Months Ended
Dec. 31, 2011
Supplementary Financial Statement Information [Abstract]
Temporary Investments

In millions at December 31	2011	2010
Temporary Investments	$2,904	$1,752

Accounts And Notes Receivable

In millions at December 31	2011	2010
Accounts and notes receivable:
Trade	$3,039	$2,854
Other	447	185
Total	$3,486	$3,039

Inventories By Major Category

In millions at December 31	2011	2010
Raw materials	$368	$419
Finished pulp, paper and packaging products	1,503	1,505
Operating supplies	390	364
Other	59	59
Inventories	$2,320	$2,347

Plants, Properties And Equipment By Major Classification

In millions at December 31	2011	2010
Pulp, paper and packaging facilities
Mills	$22,494	$22,935
Packaging plants	6,358	6,534
Other plants, properties and equipment	1,556	1,524
Gross cost	30,408	30,993
Less: Accumulated depreciation	18,591	18,991
Plants, properties and equipment, net	$11,817	$12,002

Schedule Of Depreciation Expense

In millions	2011	2010	2009
Depreciation expense	$1,263	$1,396	$1,416

Cash Payments Related To Interest

In millions	2011	2010	2009
Interest payments	$629	$657	$656

Schedule Of Interest Income And Interest Expense

In millions	2011	2010	2009
Interest expense (a)	$596	$643	$702
Interest income (a)	55	35	33
Capitalized interest costs	22	14	12

(a)

Interest expense and interest income exclude approximately $49 million, $44 million and $117 million in 2011, 2010 and 2009, respectively, related to investments in and borrowings from variable interest entities for which the Company has a legal right of offset (see Note 11).